COVER LETTER

                               Leonard E. Neilson
                           A PROFESSIONAL CORPORATION

LEONARD  E.  NEILSON                  8160  SOUTH  HIGHLAND  DRIVE,  SUITE  209
ATTORNEY  AT  LAW                                           Sandy,  Utah  84093
                                                    TELEPHONE:  (801)  733-0800
                                                          FAX:  (801)  733-0808
                                                  E-MAIL:  LNEILSONLAW@AOL.COM

                                 January 5, 2005



Securities and Exchange Commission
Filing Desk
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, DC 20549

Via EdgarLink

         Re:      Jump'n Jax, Inc.
                  Registration Statement on Form SB-2
                  Definitive prospectus filed pursuant to Rule 424(b)(1) S.E.C. File No. 333-118872

To whom it may concern:

     Please find herewith submitted on behalf of the Registrant, Jump'n Jax, Inc., the definitive prospectus filed pursuant to Rule 424(b)(1). We are making this filing subsequent to the withdrawal of our previous filing made on December 27, 2004 that was filed under the erroneous "header submission type" of SB-2/A instead of 424B1.

     All correspondences concerning Jump'n Jax, Inc. should be directed to this office. You may contact this office by phone at (801) 733-0800, or you may send a Fax to (801) 733-0808.

                              Yours truly,

                               /S/ Leonard E. Neilson
                              ---------------------------
                               Leonard E. Neilson
:ae
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